Leases	6 Months Ended
Jan. 31, 2026
Leases [Abstract]
LEASES

NOTE 11 — LEASES

The Group’s leasing activities primarily consist of operating leases for its offices with terms ranging from 1 to 6 years. There were no material changes to the Group’s lease accounting policy during the six months ended January 31, 2026. The Group’s right-of-use assets and lease liabilities as of January 31, 2026 and July 31, 2025 are as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Operating lease right-of-use assets	$7,415,273	$6,782,354

Operating lease liabilities - current	$4,343,563	$2,728,326
Operating lease liabilities - noncurrent	3,142,682	4,222,089
Total lease liabilities	$7,486,245	$6,950,415

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.39	3.84
Weighted average discount rate	3.40%	2.55%

During the six months ended January 31, 2026 and 2025, the Company incurred total operating lease expenses of $2,208,699 and $1,056,633, respectively.

The following table summarizes the maturity of operating lease liabilities as of July 31, 2025:

Amount
For the twelve months ending January 31,
2027	$1,605,030
2028	2,338,523
2029	1,656,150
2030	1,353,880
2031	795,077
After 2031	216,839
Total lease payments	7,965,499
Less: imputed interest	(479,254)
Total lease liabilities	$7,486,245

Supplemental cash flow information related to leases for the six months ended January 31, 2026 and 2025 is as follows:

	For the Six Months Ended January 31,
	2026 (Unaudited)	2025 (Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Payments for operating leases included in cash from operating activities	$1,450,936	$1,174,328
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$2,282,775	$1,126,466